PREPAID LAND LEASES (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
PREPAID LAND LEASES
Prepaid land leases	$ 18,681	$ 19,232
Less: Accumulated amortization	(2,939)	(2,633)
Deferred Costs, Leasing, Net	$ 15,742	$ 16,599